Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Summary of Preferred Shares , Ordinary Shares and Deferred Shares Issued

The table below reflects the number of preferred shares, ordinary shares, and deferred shares issued and outstanding at June 30, 2020 and December 31, 2019.

	June 30,	December 31,
	2020	2019
Series A Preferred Shares	35,070,249	34,840,000
Series B Preferred Shares	59,381,964	58,933,333
Series C Preferred Shares	53,921,566	12,307,692
A Ordinary shares	4,721,120	4,000,000
B Ordinary shares	1,295,636	1,307,992
C Ordinary shares	913,538	917,874
D Ordinary shares	2,893,224	2,972,298
E Ordinary shares	3,955,914	3,972,188
F Ordinary shares	2,823,714	2,877,088
Deferred shares of £0.00001	275,784	110,370
Deferred shares of £0.99999 (subsequently reduced to £0.001)	123,638,835	—
Total preferred, ordinary and deferred shares	288,891,544	122,238,835